Summary of Significant Accounting Policies - Schedule of Change in the Fair Value Measurement Using Significant Inputs (Details) - USD ($)		1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 14, 2024	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Predecessor [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning		$ 320,117				$ 610,381
Balance at ending						320,117
Gain on revaluation of warrant liability	(320,117)	(320,117)				$ (290,264)
Successor [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning
Balance at ending
Earnout liability (Successor):
Balance at beginning	$ 4,900,000		4,900,000	20,000	4,900,000
Balance at ending		$ 4,900,000	30,000	20,000	20,000
Gain on revaluation of earnout liability			$ (4,870,000)		$ (4,880,000)